Consolidated Statements of Operations - EUR (€) € in Millions, shares in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total net sales		€ 21,173.4	€ 18,611.0	€ 13,978.5
Total cost of sales	[1]	(10,473.3)	(8,802.0)	(7,181.3)
Gross profit		10,700.1	9,809.0	6,797.2
Research and development costs		(3,253.5)	(2,547.0)	(2,200.8)
Selling, general and administrative costs		(945.9)	(725.6)	(544.9)
Other income		0.0	213.7	0.0
Income from operations		6,500.7	6,750.1	4,051.5
Interest and other, net		(44.6)	(44.6)	(34.9)
Income before income taxes		6,456.1	6,705.5	4,016.6
Income tax expense		(969.9)	(1,021.4)	(551.5)
Income after income taxes		5,486.2	5,684.1	3,465.1
Profit from equity method investments		138.0	199.1	88.6
Net income		€ 5,624.2	€ 5,883.2	€ 3,553.7
Basic net income per ordinary share (in EUR per share)		€ 14.14	€ 14.36	€ 8.49
Diluted net income per ordinary share (in EUR per share)		€ 14.13	€ 14.34	€ 8.48
Number of ordinary shares used in computing per share amounts:
Basic (in shares)		397.7	409.8	418.3
Diluted (in shares)		398.0	410.4	419.1
Net system sales
Total net sales		€ 15,430.3	€ 13,652.8	€ 10,316.6
Total cost of sales		(7,582.3)	(6,482.9)	(5,169.3)
Service and field option sales
Total net sales		5,743.1	4,958.2	3,661.9
Total cost of sales		€ (2,891.0)	€ (2,319.1)	€ (2,012.0)

[1]	Cost of sales includes amounts with related parties of €2,206.1 million, €1,855.2 million and €1,457.4 million in 2022, 2021, and 2020, respectively.